OTHER OPERATING INCOME - Schedule of Other Operating Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Gains less losses on disposal of financial assets at fair value through other comprehensive income (note 40)	£ 133	£ 46	£ (30)
Share of results of joint ventures and associates (note 21)	2	(13)	6
Operating income (loss)
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Operating lease rental income	1,059	1,120	1,250
Rental income from investment properties (note 25)	186	191	191
Gains less losses on disposal of financial assets at fair value through other comprehensive income (note 40)	(2)	149	196
Movement in value of in-force business (note 23)	(70)	76	825
Liability management	(22)	(145)	5
Gain related to establishment of joint venture	0	0	244
Share of results of joint ventures and associates (note 21)	2	(13)	6
Other	19	45	191
Total other operating income	£ 1,172	£ 1,423	£ 2,908